PROMISSORY NOTES (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Short-term Debt Instruments

The following table provides a summary of the activity of the Company's non-convertible, unsecured, promissory notes:

	Investor 1	Investor 2	BD 1	SBA	Total
Promissory Notes Principal Balance at December 31, 2018	$494,437	$850,000	$—	$—	$1,344,437
New principal	—	615,000	—	—	615,000
Notes exchanged	—	(850,000)	—	—	(850,000)
Promissory Notes Principal Balance at December 31, 2019	494,437	615,000	—	—	1,109,437
Less: remaining discount	—	(16,666)	—	—	(16,666)
Promissory Notes, net of discount, at December 31, 2019	494,437	598,334	—	—	1,092,771
New principal	—	35,000	—	193,200	228,200
Notes assigned	(494,437)	(650,000)	1,144,437	—	—
Notes exchanged	—	—	(1,144,437)	—	(1,144,437)
Promissory Notes Principal Balance at December 31, 2020	—	—	—	193,200	193,200
Less: remaining discount	—	—	—	—	—
Promissory Notes, net of discount, at December 31, 2020	$—	$—	$—	$193,200	$193,200